EQUIPMENT LOANS (Tables)	12 Months Ended
Dec. 31, 2017
Equipment Loans
Schedule of Equipment Loans
	December 31,	December 31,	January 1,
	2017	2016	2016
Not later than one year	$886,145	$1,060,091	$188,863
Later than one year and not later than five years	409,899	1,237,700	566,904
Less: Future interest charges	(49,840)	(130,106)	(66,381)
Present value of loan payments	1,246,204	2,167,685	689,386
Less: Current portion	(848,387)	(976,951)	(160,543)
Non-current portion	$397,817	$1,190,734	$528,843